CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Assets
Cash	$ 97,158,960	610,692,645	223,875,750
Restricted cash (note 13)	11,932,225	75,000,000
Trade accounts receivable, net of allowance for doubtful accounts of nil and nil, as of December 31, 2011 and 2012 , respectively (note 4)	48,171,172	302,779,899	300,023,348
Inventories (note 5)	21,999,981	138,280,880	86,205,820
Advance to suppliers (note 6)	10,791,266	67,828,505	143,742,755
Other receivables (note 7)	5,549,418	34,880,868	12,682,305
Prepaid expenses	960,913	6,039,816	3,957,293
Total current assets	196,563,935	1,235,502,613	770,487,271
Property, plant and equipment, net (note 8)	166,722,459	1,047,934,015	1,127,381,307
Land use rights, net (note 9)	8,978,265	56,432,887	57,583,427
Intangible assets, net (note 10)	2,143,825	13,475,014	17,301,257
Other non-current assets (note 11)	14,262,690	89,648,135
Total assets	388,671,174	2,442,992,664	1,972,753,262
Liabilities and Shareholders' Equity
Trade accounts payable	2,005,430	12,605,132	13,200,118
Accrued expenses and other payables (note 12)	10,173,055	63,942,736	86,945,695
Income taxes payable	1,059,863	6,661,771	34,475,778
Short-term borrowings (note 13)	133,990,932	842,200,000	508,700,000
Total current liabilities and total liabilities	147,229,280	925,409,639	643,321,591
Commitments and Contingencies (note 17)
Shareholders' equity (note 14)
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding as of December 31, 2011 and 2012 respectively	25,725	175,596	175,596
Additional paid-in capital	74,478,114	468,132,187	468,132,187
Retained earnings-appropriated	18,837,323	118,401,996	99,586,852
Retained earnings-unappropriated	148,173,902	931,347,064	762,010,754
Accumulated other comprehensive income (loss)	(73,170)	(473,818)	(473,718)
Total shareholders' equity	241,441,894	1,517,583,025	1,329,431,671
Total liabilities and shareholders' equity	$ 388,671,174	2,442,992,664	1,972,753,262